AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 8, 2000

                                                      REGISTRATION NO. 333-13435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--304
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2000.

Check box if it is proposed that this filing will become effective on March 17, 2000 pursuant to paragraph (b) of Rule 485. /X/

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--304
                           (A UNIT INVESTMENT TRUST)
                           -  CALIFORNIA, MARYLAND AND VIRGINIA PORTFOLIOS
                           - PORTFOLIOS OF INTERMEDIATE AND LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated March 17, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF DECEMBER 31, 1999, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Intermediate Insured
  Portfolio--
  Risk/Return Summary................    3
Maryland Portfolio--
  Risk/Return Summary................    6
Virginia Portfolio--
  Risk/Return Summary................    9
What You Can Expect From Your
  Investment.........................   13
  Monthly Income.....................   13
  Return Figures.....................   13
  Records and Reports................   13
The Risks You Face...................   14
  Interest Rate Risk.................   14
  Call Risk..........................   14
  Reduced Diversification Risk.......   14
  Liquidity Risk.....................   14
  Concentration Risk.................   14
  State Concentration Risk...........   15
  Bond Quality Risk..................   17
  Insurance Related Risk.............   17
  Litigation and Legislation Risks...   17
Selling or Exchanging Units..........   17
  Sponsors' Secondary Market.........   17
  Selling Units to the Trustee.......   17
  Exchange Option....................   18
How The Fund Works...................   19
  Pricing............................   19
  Evaluations........................   19
  Income.............................   19
  Expenses...........................   19
  Portfolio Changes..................   20
  Fund Termination...................   20
  Certificates.......................   21
  Trust Indenture....................   21
  Legal Opinion......................   22
  Auditors...........................   22
  Sponsors...........................   22
  Trustee............................   22
  Underwriters' and Sponsors'
    Profits..........................   22
  Public Distribution................   23
  Code of Ethics.....................   23
  Year 2000 Issues...................   23
Taxes................................   23
Supplemental Information.............   26
Financial Statements.................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes
     and some state and local taxes by
     investing in a fixed portfolio
     consisting primarily of insured,
     intermediate term municipal revenue
     bonds with an estimated average life of
     about   years.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     intermediate-term tax-exempt municipal
     bonds, and some short-term bonds
     reserved to pay the deferred sales fee,
     with an aggregate face amount of
     $3,365,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           11%
  / / Hospitals/Health Care             14%
  / / Lease Rental Appropriation        15%
  / / Solid Waste Disposal              11%
  / / Special Tax                       17%
  / / Municipal Electric Utilities      15%
  / / Tax Allocation                    17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.20
     Annual Income per unit:                        $50.42
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.75%

     You will pay an up-front sales fee of     % as well as
     a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August, through
     199 .

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.75%
     $100,000 to $249,999          2.50%
     $250,000 to $499,999          2.25%
     $500,000 to $999,999          2.00%
     $1,000,000 and over           1.75%

     Maximum Exchange Fee          1.75%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.39
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.40
     Other Operating Expenses
                                                    -----
                                                    $2.24
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.14%     6.73%     5.38%     3.54%     7.92%     5.97%
 Average                 -3.57      5.28      5.21     -1.71      6.34      5.80
 Low                     -8.58      2.79      5.04     -6.00      3.55      5.63

 -----------------------------------------------------------

 Average
 Sales fee               1.96%     5.20%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,031.95
     (as of December 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in California.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MARYLAND PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $2,410,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  35% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

                                 APPROXIMATE
                                  PORTFOLIO
                                 PERCENTAGE
  / / Airports/Ports/Highways        13%
  / / General Obligation             2%
  / / Hospitals/Health Care          21%
  / / Housing                        29%
  / / Lease Rental
  Appropriation                      7%
  / / Municipal Water/Sewer
      Utilities                      17%
  / / Universities/Colleges          11%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     housing bonds, adverse developments in
     this sector may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF MARYLAND SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO MARYLAND
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.26
     Annual Income per unit:                        $51.19
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of     % as well as
     a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August, through
               ,     .

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.47
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.73
     Other Operating Expenses
                                                    -----
                                                    $2.64
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR MARYLAND PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Maryland Series were offered between March 2, 1989 and September 27, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     0.86%      6.37%      2.34%      7.56%
 Average                  -3.26      4.87       -1.56      5.87
 Low                      -9.76      3.41       -7.04      4.43


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                   $923.73
     (as of December 31, 1999)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee.
     You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Maryland state and local personal income taxes if you live in Maryland.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE
     PROGRAM, INCLUDING CHARGES AND FEES, ASK THE
     TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT
     CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT
     LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds,
     any some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $2,975,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  47% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           12%
  / / Hospitals/Health Care             48%
  / / Housing                           11%
  / / Lease Rental Appropriation        13%
  / / Miscellaneous                     16%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF VIRGINIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO VIRGINIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.36
     Annual Income per unit:                        $52.41
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of     %, as well
     as a deferred sales fee of $3.75 per unit quarterly
     November, February, May and August, through
                  . Employees of some of the Sponsors and
     their affiliates may pay a reduced sales fee of no
     less than $5.00 per unit.
     The maximum sales fee is reduced if you invest at
     least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.42
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.48
     Other Operating Expenses
                                                    -----
                                                    $2.35
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR VIRGINIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Virginia Series were offered between October 26, 1988 and September 19, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     0.76%      6.45%      2.30%      7.64%
 Average                  -3.12      5.10       -1.28      6.09
 Low                      -9.61      2.95       -6.82      3.63


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $951.27
     (as of December 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Virginia state and local personal income taxes if you live in Virginia.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                             FOR MARYLAND RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     19.21       4.95       5.56       6.18       6.80       7.42       8.04       8.66
  $ 25,751- 62,450      $ 43,051-104,050     31.49       5.84       6.57       7.30       8.03       8.76       9.49      10.22
  $ 62,451-130,250      $104,051-158,550     34.35       6.09       6.85       7.62       8.38       9.14       9.90      10.66
  $130,251-283,150      $158,551-283,150     39.10       6.57       7.39       8.21       9.03       9.85      10.67      11.50
OVER $283,151           OVER $283,151        42.53       6.96       7.83       8.70       9.57      10.44      11.31      12.18

  $      0- 25,750       9.27       9.89
  $ 25,751- 62,450      10.95      11.68
  $ 62,451-130,250      11.42      12.19
  $130,251-283,150      12.32      13.14
OVER $283,151           13.05      13.92

                             FOR VIRGINIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     19.89       4.99       5.62       6.24       6.87       7.49       8.11       8.74
  $ 26,251- 63,550      $ 43,851-105,950     32.14       5.89       6.63       7.37       8.10       8.84       9.58      10.32
  $ 63,551-132,600      $105,951-161,450     34.97       6.15       6.92       7.69       8.46       9.23      10.00      10.76
  $132,601-288,350      $161,451-288,350     39.68       6.63       7.46       8.29       9.12       9.95      10.78      11.60
OVER $288,350           OVER $288,350        43.07       7.03       7.90       8.78       9.66      10.54      11.42      12.30

  $      0- 26,250       9.36       9.99
  $ 26,251- 63,550      11.05      11.79
  $ 63,551-132,600      11.53      12.30
  $132,601-288,350      12.43      13.26
OVER $288,350           13.17      14.05

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Maryland Portfolio's concentration in housing bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are issued to provide financing for various housing projects. These bonds are payable primarily from the revenue derived from mortgage loans to housing projects for low to moderate income familities or notes secured by mortgages on residences. Repayment of these bonds is dependent upon, among other things:
  - occupany levels;
  - rental income;
  - the default rate on the underlying mortgage loans;
  - the ability of mortgage insurers to pay claims;

  - the continued availability of federal, state or local housing subsidiary programs;
  - economic conditions in local markets;
  - construction costs;
  - taxes;
  - utility costs;
  - the level of operating expenses; and
  - the managerial ability of project managers.

Housing bonds generally may be prepaid at any time. Therefore, their average life will ordinarily be less then their stated maturity.

Here is what you should know about the Virginia Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.

  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

MARYLAND RISKS

GENERALLY

The Maryland economy is affected by various economic, social and environmental conditions, some of which are unique to the state and others which affect the nation as a whole and the Mid-Atlantic region in particular. For example:

  - many residents of the state work for the Federal government in and around Washington, D.C. Cutbacks in federal spending hurt Maryland more than other states;

  - like those in other states, Maryland businesses are sensitive to changes in Federal regulation, which can affect their revenues and, therefore, state tax revenue;

  - Maryland has lost many defense and construction jobs in recent years, as its economy has shifted away from manufacturing and industry and towards services;

  - the state's tax base has eroded as the population has dropped in cities such as Baltimore.

The state and its local governments are limited in their ability to increase or impose new taxes or incur indebtedness, which could hurt their ability to meet debt obligations.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

VIRGINIA RISKS

Virginia's economy is highly dependent on defense spending:

  - there are major concentrations of defense installations in Northern Virginia and the Hampton Roads area; and

  - any substantial reductions in military spending, including base closings, could hurt both the state and local economies.

The state's general obligations are rated AAA by Standard & Poor's and Aaa by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributitons to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in a Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the

Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

MARYLAND TAXES

In the opinion of Saul, Ewing, Remick & Saul LLP, Baltimore, Maryland, special counsel on Maryland tax matters:

Under the income tax laws of the State of Maryland, the Fund will not be taxed as a corporation and you will be considered to own directly your share of each bond in the Fund. You will not be subject to Maryland tax on any income earned by the Fund to the extent such income is attributable to bonds (other than private activity bonds) issued by the State of Maryland, the Government of Puerto Rico, or the Government of Guam or their respective political subdivisions and authorities. When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss except to the extent the gain is derived from the disposition of a bond issued by the State of Maryland or its political subdivisions. Neither the bonds in the Fund nor units held by you will be subject to Maryland personal property tax or Maryland sales and use tax. If you are a Maryland resident at the time of your death, your units will be subject to Maryland inheritance and estate tax.

VIRGINIA TAXES

In the opinion of Hunton & Williams, Richmond, Virginia, special counsel on Virginia tax matters:

Under the income tax laws of the State of Virginia, the Virginia Trust will not be taxed as a corporation. If you are a Virginia taxpayer, your income from the Virginia Trust will not be tax-exempt in Virginia except to the extent that the income is attributable to either (i) interest earned on bonds that are tax-exempt for Virginia purposes or (ii) profits from the sale of certain Virginia bonds that have been issued under Virginia legislation specifically exempting all income from those bonds. If, at the time of your death, you either are a Virginia resident or, in certain cases, are not a resident of the United States, your units may be subject to Virginia estate tax. You should consult your tax adviser in these matters.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA, MARYLAND AND VIRGINIA TRUSTS) DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 304 (California, Maryland and Virginia Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 304 (California, Maryland and Virginia Trusts) Defined Asset Funds, including the portfolios, as of December 31, 1999 and the related statements of operations and of changes in net assets for the years ended December 31, 1999 and 1998 and the period February 1, 1997 to December 31, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 304 (California, Maryland and Virginia Trusts) Defined Asset Funds at December 31, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
February 26, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,338,380)(Note 1)......................                  $3,383,042
  Accrued interest receivable......................                      56,190
  Accrued interest receivable on segregated bonds..                         833
  Deferred organization costs (Note 6).............                       1,413
                                                                   -------------

              Total trust property.................                   3,441,478

  Deferred sales charge............................  $    25,233
  Advance from Trustee.............................       14,739
  Accrued expenses.................................        3,194         43,166
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  3,357 units of fractional undivided
    interest outstanding (Note 3)..................    3,388,133
  Undistributed net investment income..............       10,179
                                                    -------------
                                                                      $3,398,312
                                                                   =============
UNIT VALUE ($3,398,312/3,357 units)................                   $1,012.31
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                         February 1,
                                                                               1997
                                                                                 to
                                               Years Ended December 31,   December 31,
                                                 1999         1998             1997
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................  $177,592     $185,137      $167,860
  Interest income on segregated bonds.......     2,739        5,035         5,709
  Trustee's fees and expenses...............    (4,897)      (4,752)       (4,521)
  Sponsors' fees............................    (1,852)        (551)       (2,562)
  Organizational expenses...................      (706)        (706)         (706)
                                             -----------------------------------------
  Net investment income.....................   172,876      184,163       165,780
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................     6,647        5,029
  Unrealized appreciation (depreciation)
    of investments..........................  (231,697)      59,902       216,457
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................  (225,050)      64,931       216,457
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $(52,174)    $249,094      $382,237
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            February 1,
                                                                                  1997
                                                                                    to
                                                 Years Ended December 31,   December 31,
                                                   1999         1998             1997
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  172,876   $  184,163   $  165,780
  Realized gain on securities sold
    sold or redeemed..........................       6,647        5,029
  Unrealized appreciation (depreciation)
    of investments............................    (231,697)      59,902      216,457
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     (52,174)     249,094      382,237
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (170,148)    (176,686)    (152,011)
  Principal...................................      (4,163)
                                               -----------------------------------------
  Total distributions.........................    (174,311)    (176,686)    (152,011)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  91 and 83 units, respectively...............     (97,506)     (88,504)

DEFERRED SALES CHARGE (Note 5)................     (46,508)     (48,706)     (35,487)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........    (370,499)     (64,802)     194,739

NET ASSETS AT BEGINNING OF PERIOD.............   3,768,811    3,833,613    3,638,874
                                               -----------------------------------------
NET ASSETS AT END OF PERIOD...................  $3,398,312   $3,768,811   $3,833,613
                                               =========================================
PER UNIT:
  Income distributions during period..........      $50.44       $50.31       $43.05
                                               =========================================
  Principal distributions during period.......       $1.24
                                               =========================================
  Net asset value at end of period............   $1,012.31    $1,093.04    $1,085.70
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,357        3,448        3,531
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on February 1, 1997 was based upon offer side evaluations at January 30, 1997 the day prior to the Date of Deposit. Cost of securities at February 1, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,357 units at Date of Deposit..............    $3,459,558
      Redemptions of units - net cost of 174 units
        redeemed less redemption amounts..................        (6,382)
      Realized gain on securities sold or redeemed........        11,676
      Principal distributions.............................        (4,163)
      Interest income on segregated bonds.................        13,483
      Deferred sales charge...............................      (130,701)
      Net unrealized appreciation of investments..........        44,662
                                                           --------------

      Net capital applicable to Holders...................    $3,388,133
                                                           ==============

  4.  INCOME TAXES

      As of December 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $44,662 of which $47,486 related to appreciated securities and $2,824 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,338,380 at December 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF DECEMBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            -------------                ---------       ------  ------ ------------- -------------       -------      --------
 1 California Statewide Cmnty. Dev.        AAA       $  460,000   5.500%   2010       07/01/06         $  460,000    $  468,910
   Auth.,(Cert. of Part)(Methodist                                                    @ 102.000
   Hosp. of Southern California)
   (Connie Lee Ins.)

 2 Los Angeles Cnty., CA, Pub. Wks.        AAA          515,000   4.750    2010       12/01/03            480,247       494,240
   Fin. Auth., Lease Rev. Bonds                                                       @ 102.000
   (Multiple Capital Facs. Proj. IV)
   (MBIA Ins.)

 3 County of Sacramento, CA, Certs. of     AAA          385,000   5.000    2010       02/01/07            372,488       380,157
   Part., 1997 Pub. Facs. Proj. (Solid                                                @ 102.000
   Waste Facs.)(MBIA Ins.)

 4 Contra Costa Auth., CA, Sales Tax       AAA           50,000   5.000    2000       None                 51,217        50,088
   Rev. Bonds (Limited Tax Bonds),
   Ser. 1993 A (Financial Guaranty
   Ins.)(6)

 5 Department of Arpts. of the City of     AAA          380,000   5.500    2010       05/15/05            384,431       385,396
   Los Angeles, CA, Los Angeles Intl.                                                 @ 101.000
   Arpt. Rfdg. Rev. Bonds, Ser.
   1995 A (Financial Guaranty Ins.)

 6 City of Rancho Mirage JT. Pwrs.         AAA          500,000   5.250    2010       07/01/07            492,880       500,925
   Fin. Auth., CA, Certs. of Part.,                                                   @ 102.000
   Eisenhower Med. Ctr., Ser. 1997 A
   (MBIA Ins.)

 7 Community Facs. Dist. No. 1 of the      AAA          520,000   5.800    2010       09/01/06            537,711       536,016
   North City West, CA, Sch. Facs.                                                    @ 102.000
   Fin. Auth. Spec. Tax Rfdg. Bonds,
   Ser. 1995 B (FSA Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF DECEMBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            -------------                ---------       ------  ------ ------------- -------------       -------      --------
 8 San Bernardino JT. Pwrs. Fin.           AAA       $  555,000   5.500%   2010       10/01/05         $  599,406    $  567,310
   Auth., CA, Tax Alloc Rfdg. Bonds,                                                  @ 102.000
   Ser. 1995 (FSA Ins.)

                                                   --------------                                  -------------- --------------
TOTAL                                                $3,365,000                                        $3,338,380    $3,383,042
                                                   ==============                                  ============== ==============

                     See Notes to Portfolios on Page D - 23.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (MARYLAND TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,349,220)(Note 1)......................                  $2,198,335
  Accrued interest receivable......................                      60,733
  Accrued interest receivable on segregated bonds..                         172
  Deferred organization costs (Note 6).............                       1,313
                                                                   -------------

              Total trust property.................                   2,260,553

LESS LIABILITIES:
  Advance from Trustee.............................  $    23,396
  Accrued expenses.................................        2,260         25,656
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,444 units of fractional undivided
    interest outstanding (Note 3)..................    2,225,872
  Undistributed net investment income..............        9,025
                                                    -------------
                                                                      $2,234,897
                                                                   =============
UNIT VALUE ($2,234,897/2,444 units)................                     $914.44
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (MARYLAND TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                         February 1,
                                                                               1997
                                                                                 to
                                               Years Ended December 31,   December 31,
                                                 1999         1998             1997
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................   $155,171       $172,028     $165,742
  Interest income on segregated bonds.......      2,488          5,654        6,681
  Trustee's fees and expenses...............     (4,687)        (4,437)      (5,350)
  Sponsors' fees............................       (848)        (1,492)      (1,388)
  Organizational expenses...................       (656)          (656)        (656)
                                             -----------------------------------------
  Net investment income.....................    151,468        171,097      165,029
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................     (2,783)         9,166
  Unrealized appreciation (depreciation)
    of investments..........................   (342,767)        26,357      165,525
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................   (345,550)        35,523      165,525
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $(194,082)      $206,620     $330,554
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (MARYLAND TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            February 1,
                                                                                  1997
                                                                                    to
                                                 Years Ended December 31,   December 31,
                                                   1999         1998             1997
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  151,468   $  171,097   $  165,029
  Realized gain (loss) on securities
    sold or redeemed..........................      (2,783)       9,166
  Unrealized appreciation (depreciation)
    of investments............................    (342,767)      26,357      165,525
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................    (194,082)     206,620      330,554
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (148,981)    (164,222)    (148,696)
  Principal...................................     (34,446)
                                               -----------------------------------------
  Total distributions.........................    (183,427)    (164,222)    (148,696)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  573 and 264 units, respectively.............    (554,109)    (274,305)

DEFERRED SALES CHARGE (Note 5)................     (47,404)     (54,165)     (36,911)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........    (979,022)    (286,072)     144,947

NET ASSETS AT BEGINNING OF PERIOD.............   3,213,919    3,499,991    3,355,044
                                               -----------------------------------------
NET ASSETS AT END OF PERIOD...................  $2,234,897   $3,213,919   $3,499,991
                                               =========================================
PER UNIT:
  Income distributions during period..........      $52.40       $52.81       $45.32
                                               =========================================
  Principal distributions during period.......      $12.03
                                               =========================================
  Net asset value at end of period............     $914.44    $1,065.27    $1,066.75
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,444        3,017        3,281
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (MARYLAND TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities except that value on February 1, 1997 was based upon offer side evaluations at January 30, 1997 the day prior to the Date of Deposit. Cost of securities at February 1, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,444 units at Date of Deposit..............    $2,499,155
      Redemptions of units - net cost of 837 units
        redeemed less redemption amounts..................        29,322
      Realized gain on securities sold or redeemed........         6,383
      Principal distributions.............................       (34,446)
      Interest income on segregated bonds.................        14,823
      Deferred sales charge...............................      (138,480)
      Net unrealized depreciation of investments..........      (150,885)
                                                           --------------

      Net capital applicable to Holders...................    $2,225,872
                                                           ==============

  4.  INCOME TAXES

      As of December 31, 1999, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $150,885, of which $210 related to appreciated securities and $151,095 related ot depreciated securities. The cost of investment securities for Federal income tax purposes was $2,349,220 at December 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (MARYLAND TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304
DEFINED ASSET FUNDS

PORTFOLIO OF THE MARYLAND TRUST
AS OF DECEMBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)      Value(2)
            ----------                   ---------       ------  ------ ------------- -------------       -------      --------
 1 Community Dev. Admin., Dept of Hsg.     Aa2(m)    $  250,000   5.875%   2016       01/01/07         $  251,583    $  243,948
   and Cmnty. Dev., MD, Hsg. Rev.                                                     @ 102.000
   Bonds, Ser. 1996 A

 2 Maryland Health and Higher              AAA          255,000   5.375    2026       10/01/06            246,722       230,431
   Educational Facilities Authority,                                                  @ 102.000
   Revenue Bonds, Loyola College Issue
   Ser. 1996 A (MBIA Ins.)(5)

 3 Maryland Stadium Authority, Sports      AAA          180,000   5.800    2026       03/01/06            181,356       175,028
   Facilities Revenue Bonds, Ser. 1996                                                @ 101.000
   (AMBAC Indemnity Ins.)(5)

 4 Housing Opportunities Comm. of          Aa2(m)       460,000   5.900    2017       07/01/06            463,772       456,039
   Montgomery Cnty., MD, Single Family                                                @ 102.000
   Mtge. Rev. Bonds, Ser. 1996 D

 5 Prince George's Cnty., MD, Proj.        Baa1(m)      500,000   5.300    2024       07/01/04            462,635       384,335
   and Rfdg. Rev. Bonds (Dimensions                                                   @ 102.000
   Hlth. Corp. Iss.), Ser. 1994

 6 Washington Suburban Sanitary Dist.,     Aa1(m)        50,000   4.125    2000       None                 49,805        50,015
   MD (Montgomery and Prince George's
   Cnty., Maryland), Sewage Disp.
   Rfdg. Bonds of 1997 (6)

 7 City of Baltimore, Maryland (Mayor      AAA          410,000   5.500    2026       07/01/06            401,206       380,410
   and City Council of Baltimore)                                                     @ 101.000
   Project and Refunding Revenue
   Bonds (Wastewater Projects) Ser.
   1996 A (Financial Guaranty Ins.)(5)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304
DEFINED ASSET FUNDS

PORTFOLIO OF THE MARYLAND TRUST
AS OF DECEMBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)      Value(2)
            ----------                   ---------       ------  ------ ------------- -------------       -------      --------
  8 Puerto Rico Hwy. and Trans. Auth.,      A         $  305,000   5.500%   2026       07/01/06         $  292,141    $  278,129
    Hwy. Rev. Bonds, 1996 Ser. Y                                                      @ 101.500

                                                   --------------                                   -------------- -------------
TOTAL                                                $2,410,000                                        $2,349,220    $2,198,335
                                                   ==============                                   ============== =============

        See Notes to Portfolios on Page D - 23.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (VIRGINIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,892,616)(Note 1)......................                  $2,763,134
  Accrued interest receivable......................                      58,465
  Accrued interest receivable on segregated bonds.                         591
  Deferred organization costs (Note 6)...........                       1,312
                                                                   -------------

              Total trust property.................                   2,823,502

LESS LIABILITIES:
  Deferred sales charge..........................  $       1,666
  Advance from Trustee...........................         19,115
  Accrued expenses.................................        2,412         23,193
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,983 units of fractional undivided
    interest outstanding (Note 3)..................    2,788,672
  Undistributed net investment income..............       11,637
                                                    -------------
                                                                      $2,800,309
                                                                   =============
UNIT VALUE ($2,800,309/2,983 units)................                     $938.76
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (VIRGINIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                         February 1,
                                                                               1997
                                                                                 to
                                               Years Ended December 31,   December 31,
                                                 1999         1998             1997
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $173,096     $179,109     $164,035
  Interest income on segregated bonds.......       3,781        5,807        6,825
  Trustee's fees and expenses...............      (4,817)      (4,597)      (4,336)
  Sponsors' fees............................      (1,042)      (1,511)      (1,388)
  Organizational expenses...................        (656)        (656)        (656)
                                             -----------------------------------------
  Net investment income.....................     170,362      178,152      164,480
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      (2,568)           1
  Unrealized appreciation (depreciation)
    of investments..........................    (355,285)      48,498      177,305
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................    (357,853)      48,499      177,305
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(187,491)    $226,651     $341,785
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (VIRGINIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            February 1,
                                                                                  1997
                                                                                    to
                                                 Years Ended December 31,   December 31,
                                                   1999         1998             1997
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  170,362   $  178,152   $  164,480
  Realized gain (loss) on securities
    sold or redeemed..........................      (2,568)           1
  Unrealized appreciation (depreciation)
    of investments............................    (355,285)      48,498      177,305
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................    (187,491)     226,651      341,785
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (166,051)    (170,931)    (147,307)
  Principal...................................      (2,466)
                                               -----------------------------------------
  Total distributions.........................    (168,517)    (170,931)    (147,307)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  259 and 38 units, respectively..............    (255,676)     (39,181)

DEFERRED SALES CHARGE (Note 5)................     (49,601)     (49,913)     (36,900)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........    (661,285)     (33,374)     157,578

NET ASSETS AT BEGINNING OF PERIOD.............   3,461,594    3,494,968    3,337,390
                                               -----------------------------------------
NET ASSETS AT END OF PERIOD...................  $2,800,309   $3,461,594   $3,494,968
                                               =========================================
PER UNIT:
  Income distributions during period..........      $52.58       $52.52       $44.91
                                               =========================================
  Principal distributions during period.......       $0.80
                                               =========================================
  Net asset value at end of period............     $938.76    $1,067.73    $1,065.54
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,983        3,242        3,280
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (VIRGINIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on February 1, 1997 was based upon offer side evaluations at January 30, 1997 the day prior to the Date of Deposit. Cost of securities at February 1, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,983 units at Date of Deposit..............    $3,035,193
      Redemptions of units - net cost of 297 units
        redeemed less redemption amounts..................         7,995
      Realized loss on securities sold or redeemed........        (2,567)
      Principal distributions.............................        (2,466)
      Interest income on segregated bonds.................        16,413
      Deferred sales charge...............................      (136,414)
      Unrealized depreciation of investments..............      (129,482)
                                                           --------------

      Net capital applicable to Holders...................    $2,788,672
                                                           ==============

  4.  INCOME TAXES

      As of December 31, 1999, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $129,482 all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,892,616 at December 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (VIRGINIA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304
DEFINED ASSET FUNDS

PORTFOLIO OF THE VIRGINIA TRUST
AS OF DECEMBER 31, 1999

                                            Rating                                      Optional
    Portfolio No. and Title of               of             Face                        Redemption
            Securities                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)      Value(2)
            ----------                     ---------       ------  ------ ------------- -------------       -------      --------
 1 Virginia Hsg. Dev. Auth.,                 AA+       $  340,000   6.000%   2017       07/01/06         $  342,774    $  332,221
   Commonwealth Mtge. Bonds, 1996 C                                                     @ 102.000
   Subseries C-3

 2 Industrial Development Authority of       AAA          500,000   5.500    2025       08/15/05            482,555       451,180
   the County of Hanover, VA, (Bon                                                      @ 102.000
   Secours Health System Project),
   Series 1995 (MBIA Ins.)(5)

 3 Hampton Roads, Regl. Jail Auth.,          AAA          460,000   5.500    2024       07/01/06            442,870       425,136
   VA, Regl. Jail Fac. Rev. Bonds,                                                      @ 102.000
   Ser. 1996 A (MBIA Ins.)(5)

 4 Industrial Dev. Auth. of the City         AA           500,000   5.375    2015       11/01/07            489,580       469,755
   of Hampton, VA, Hosp. Facs. Rev.                                                     @ 101.000
   Rfdg. Bonds (Sentara Hlth Sys.
   Obligated GRP), Ser. 1997 A

 5 Fairfax County Economic Development       AA           400,000   5.500    2018       05/15/04            387,772       379,592
   Authority, VA, Lease Revenue                                                         @ 102.000
   (Gover't Ctr. Prop.) Bonds Ser.
   1994

 6 Puerto Rico Hwy. and Trans. Auth.,        A            350,000   5.500    2026       07/01/06            335,244       319,165
   Hwy. Rev. Bonds, Ser. Y                                                              @ 101.500

 7 County of Hanover, VA, G.O. Pub.          Aa1(m)        25,000   5.125    2000       None                 25,777        25,141
   Imp. Bonds, Ser. 1997 (6)

 8 Industrial Dev. Auth. of the County       AAA          400,000   5.500    2025       08/15/05            386,044       360,944
   of Hanover, Virginia, (Memorial                                                      @ 102.000
   Regional Medical Center Project at
   Hanover Med. Park), Ser. 1995
   (MBIA Ins.)(5)
                                                      --------------                                   -------------- ------------
TOTAL                                                  $2,975,000                                        $2,892,616    $2,763,134
                                                      ==============                                   ============== ============

                     See Notes to Portfolios on Page D - 23.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 304 (CALIFORNIA, MARYLAND AND VIRGINIA TRUSTS) DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 1999

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

   (5) Insured by the indicated municipal bond insurance company.

   (6) It is anticipated that interest and principal received from these bonds will be applied to the payment of the Trust's deferred sales charges

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--304
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-13435) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11520--3/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--304
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--304, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 8TH DAY OF MARCH, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)